Fair value option	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair value option	Fair value option

We elected fair value as an alternative measurement for selected financial assets and liabilities that are not otherwise required to be measured at fair value, including the assets and liabilities of consolidated investment management funds and certain long-term debt. The following table presents the assets and liabilities of consolidated investment management funds, at fair value.

Assets and liabilities of consolidated investment management funds, at fair value
	Dec. 31,
(in millions)	2019	2018
Assets of consolidated investment management funds:
Trading assets	$229	$243
Other assets	16	220
Total assets of consolidated investment management funds	$245	$463
Liabilities of consolidated investment management funds:
Other liabilities	1	2
Total liabilities of consolidated investment management funds	$1	$2

BNY Mellon values the assets and liabilities of its consolidated investment management funds using quoted prices for identical assets or liabilities in active markets or observable inputs such as quoted prices for similar assets or liabilities. Quoted prices for either identical or similar assets or liabilities in inactive markets may also be used. Accordingly, fair value best reflects the interests BNY Mellon holds in the economic performance of the consolidated investment management funds. Changes in the value of the assets and liabilities are recorded in the consolidated income statement as investment income of consolidated investment management funds and in the interest of investment management fund note holders, respectively.

We have elected the fair value option on $240 million of long-term debt. The fair value of this long-term debt was $387 million at Dec. 31, 2019 and $371 million at Dec. 31, 2018. The long-term debt is valued using observable market inputs and is included in Level 2 of the valuation hierarchy.

The following table presents the changes in fair value of long-term debt recorded in foreign exchange and other trading revenue in the consolidated income statement.

Change in fair value of long-term debt (a)
	Year ended Dec. 31,
(in millions)	2019	2018	2017
Foreign exchange and other trading revenue	$(16)	$(4)	$(4)

(a)
The changes in fair value are approximately offset by an economic hedge included in foreign exchange and other trading revenue.